UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10407

Master Portfolio Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: November 30, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

MASTER PORTFOLIO TRUST

U.S. TREASURY OBLIGATIONS PORTFOLIO

FORM N-Q

NOVEMBER 30, 2015

U.S. TREASURY OBLIGATIONS PORTFOLIO

Schedule of investments (unaudited)	November 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 100.0%
U.S. Treasury Bills - 46.4%
U.S. Treasury Bills	0.080%	12/10/15	$20,000,000	$19,999,600	(a)
U.S. Treasury Bills	0.103%	12/17/15	20,000,000	19,999,089	(a)
U.S. Treasury Bills	0.080%	12/24/15	20,000,000	19,998,978	(a)
U.S. Treasury Bills	0.085 - 0.098%	12/31/15	45,000,000	44,996,604	(a)
U.S. Treasury Bills	0.101%	1/14/16	20,000,000	19,997,531	(a)
U.S. Treasury Bills	0.135%	1/21/16	15,000,000	14,997,131	(a)
U.S. Treasury Bills	0.145%	1/28/16	20,000,000	19,995,328	(a)
U.S. Treasury Bills	0.165%	2/4/16	15,000,000	14,995,531	(a)
U.S. Treasury Bills	0.201%	2/25/16	15,000,000	14,992,798	(a)
U.S. Treasury Bills	0.270%	3/3/16	15,000,000	14,989,538	(a)
U.S. Treasury Bills	0.275%	3/10/16	20,000,000	19,984,722	(a)
U.S. Treasury Bills	0.260%	3/17/16	15,000,000	14,988,408	(a)
U.S. Treasury Bills	0.110%	4/21/16	15,000,000	14,993,492	(a)
U.S. Treasury Bills	0.155%	4/28/16	20,000,000	19,987,169	(a)
U.S. Treasury Bills	0.341%	5/12/16	20,000,000	19,969,211	(a)
U.S. Treasury Bills	0.351%	5/26/16	20,000,000	19,965,583	(a)

Total U.S. Treasury Bills				314,850,713

U.S. Treasury Notes - 24.5%
U.S. Treasury Notes	2.125%	12/31/15	20,000,000	20,032,176
U.S. Treasury Notes	2.250%	3/31/16	20,000,000	20,141,297
U.S. Treasury Notes	0.209%	4/30/16	45,000,000	45,000,330	(b)
U.S. Treasury Notes	0.250%	5/15/16	20,000,000	19,994,652
U.S. Treasury Notes	1.500%	7/31/16	15,000,000	15,098,113
U.S. Treasury Notes	0.193%	10/31/16	20,620,000	20,617,490	(b)
U.S. Treasury Notes	0.224%	1/31/17	25,000,000	25,004,147	(b)

Total U.S. Treasury Notes				165,888,205

Repurchase Agreements - 29.1%
Bank of America N.A., tri-party repurchase agreement dated 11/30/15; Proceeds at maturity - $26,963,052; (Fully collateralized by U.S. government obligations, 1.250% due 1/31/19; Market value - $27,502,350)	0.070%	12/1/15	26,963,000	26,963,000

Credit Agricole, tri-party repurchase agreement dated 11/30/15; Proceeds at maturity - $50,000,139; (Fully collateralized by U.S. government obligations, 0.125% due 4/15/20 ; Market value - $51,000,028)	0.100%	12/1/15	50,000,000	50,000,000

Mitsubishi UFJ Trust & Banking Corp., tri-party repurchase agreement dated 11/30/15; Proceeds at maturity - $40,000,089; (Fully collateralized by various U.S. government obligations, 0.625% to 4.500% due 1/15/24 to 5/15/43; Market value - $40,800,053)	0.080%	12/1/15	40,000,000	40,000,000

Societe Generale NY, tri-party repurchase agreement dated 11/30/15; Proceeds at maturity - $40,000,122; (Fully collateralized by various U.S. government obligations, 1.625% to 3.125% due 4/30/17 to 5/15/45; Market value - $40,800,033)	0.110%	12/1/15	40,000,000	40,000,000

Toronto Dominion Bank NY, tri-party repurchase agreement dated 11/30/15; Proceeds at maturity - $40,000,089; (Fully collateralized by various U.S. government obligations, 1.000% to 4.500% due 8/31/18 to 8/15/39; Market value - $40,800,008)	0.080%	12/1/15	40,000,000	40,000,000

Total Repurchase Agreements				196,963,000

TOTAL INVESTMENTS - 100.0% (Cost - $677,701,918#)				677,701,918
Other Assets in Excess of Liabilities - 0.0%				224,685

TOTAL NET ASSETS - 100.0%				$677,926,603

(a)	Rate shown represents yield-to-maturity.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

#	Aggregate cost for federal income tax purposes is substantially the same.

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s holdings as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

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Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

U.S. Treasury Obligations Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At November 30, 2015, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Short-term investments†	—	$677,701,918	—	$677,701,918

†	See Schedule of Investments for additional detailed categorizations.

2. Money market fund reform

In July 2014, the U.S. Securities and Exchange Commission adopted money market fund reform to address potential systemic risks associated with money market funds and to improve transparency for money market fund investors. The reforms permit government money market funds and retail money market funds the continued ability to maintain a constant dollar price; however, they require institutional prime and institutional municipal money market funds to sell and redeem shares at prices based on their market value (a floating net asset value). The reforms also allow money market funds to impose liquidity fees and suspend redemptions temporarily, and impose new requirements related to diversification, stress testing, and disclosure. As a result, the Portfolio may be required to implement changes that will impact and may adversely affect the Portfolio and its investors. The compliance date for most of these changes is October 14, 2016.

2

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Portfolio Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	January 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	January 21, 2016

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	January 21, 2016